COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 -      COMMITMENTS AND CONTINGENT LIABILITIES

a.
Commissions arrangements:

The Group is committed to pay marketing commissions ranging 1% to 10% to sale agents of total sales contracts. Commission expenses were $411, $664 and $774 for the years ended December 31, 2018, 2017 and 2016, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.	Royalty commitments:

(1)
TAT is committed to pay royalties to third parties, ranging from 12% to 17% of sales of products developed by the third parties. Royalty expenses were $148, $25 and $216 for the years ended December 31, 2018, 2017 and 2016, respectively. The royalties were recorded as part of the cost of revenues.

(2)
Piedmont is committed to pay royalties to a third party, ranging 5% to 13% of sales of products purchased from the third party. That third party is the exclusive manufacturer of the products for which Piedmont provides MRO services. In addition, Piedmont is committed to pay said third party royalties of 20%, on parts reclaimed to use in MRO services or sold to our customers when they are manufactured by the third party. Royalty expenses were $1,689, $1,885 and $1,561 for the years ended December 31, 2018, 2017 and 2016, respectively. The royalties were recorded as part of the cost of revenues.

c.
Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2029. Certain leases contain renewal options as defined in the agreements. Lease expense totaled $494, $474 and $416 for the years ended December 31, 2018, 2017, and 2016 respectively.

TAT leases its factory from TAT Industries until the end of 2024. Lease expense totaled $767, $740 and $683 for the years ended December 31, 2018, 2017, and 2016 respectively.

The Company entered into several three-year leases for vehicles.  The current monthly lease fees aggregate approximately $37.

As of December 31, 2018, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2019	$1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$8,312

d.	Guarantees:

(1)
In order to secure TAT's liability to the Israeli customs, the Company provided a bank guarantee in the amount of $116. The guarantee is linked to the consumer price index and is valid until December 2029.

(2)
In order to secure TAT's liability to the lessor of its premises, the Company provided a bank guarantee in the amount of $728. The guarantee is linked to the consumer price index in Israel and is valid until June 2019.

(3)	In order to secure TAT's liability for warranty to a customer, the Company provided a bank guarantee in the amount of $39. The guarantee is valid until April 2021.

(4)	In order to secure Turbochrome liability to the Ministry of Defense, the Company provided a bank guarantee in the amount of $11.